Deferred Compensation Plan	12 Months Ended
Dec. 31, 2011
Deferred Compensation Plan [Abstract]
Deferred Compensation Plan
(19) Deferred Compensation Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts.  In accordance with terms of the contracts, the Bank is committed to pay the participant's deferred compensation over a specified number of years, beginning at age 65.  In the event of a participant's death before age 65, payments are made to the participant's named beneficiary over a specified number of years, beginning on the first day of the month following the death of the participant.

Liabilities accrued under the plans totaled $1,135,956 and $1,244,803 as of December 31, 2011 and 2010, respectively.  Benefit payments under the contracts were $196,501 in 2011 and $206,955 in 2010.  Provisions charged to operations totaled $98,901 in 2011, $154,553 in 2010 and $361,171 in 2009.

Fee income recognized with deferred compensation plans totaled $154,210 in 2011, $182,685 in 2010 and $173,253 in 2009.